DEFERRED FINANCING COSTS	12 Months Ended
Jun. 30, 2018
Deferred Financing Costs
DEFERRED FINANCING COSTS

Note 4 – deferred financing costs

The Company incurred and deferred registration costs of $72,532 as of June 30, 2018. Such costs consist of professional fees associated with the Company’s proposed public offering of Common Stock.